Troubled Debt Restructuring	9 Months Ended
Dec. 31, 2024
Troubled Debt Restructuring [Abstract]
Troubled Debt Restructuring
4	Troubled Debt Restructuring

7.7% Debenture

On September 25, 2024, the Company entered into a settlement agreement with Blacksoil Capital Private Limited (lender). As per the agreement, the lender has agreed to waive off 25% of the outstanding amount and the Company agreed to make full settlement of its outstanding amount (net of 25% waiver) by November 15, 2024 (original date was October 31, 2024) and in case of default, the Company is liable to pay fixed coupon interest @10% p.a. on the revised outstanding amount for the period starting October 31, 2024 till December 15, 2024 (“Long stop date”). As of December 31, 2024, the Company has fully repaid its outstanding liability to the lender.

The Company has accounted for this transaction as troubled debt restructuring under ASC 470-60. The gain on troubled debt restructuring recorded during the three and nine months ended December 31, 2024 is $NIL and $83,645 respectively.

Mercury Car Rentals Limited

During the nine months ended December 31, 2024, the Company has entered into a new arrangement with Mercury Car Rentals Limited whereby the lender has waived all penal interest amounting to $31,951 charged due to non-payment of bullet payment which was due in January, 2024. As per the agreed terms, the company was to make payment in 3 installments starting from September 2024 until November 30, 2024. As of December 31, 2024, the Company has fully repaid its outstanding liability to Mercury Car Rentals Limited.

The Company has accounted for this transaction as troubled debt restructuring under ASC 470-60. The gain on troubled debt restructuring recorded during the three and nine months ended December 31, 2024 is $NIL and $31,951 respectively.

Jain and Sons Services Limited

On November 06, 2024, the Company has entered into a settlement arrangement with Jain and Sons Services Limited, under which the lender waived a portion of the outstanding liability. The remaining liability was to be settled by December 23, 2024. The Company has repaid its liability as per the agreed dates, and as a result, no liability remains outstanding to the lender.

This transaction has been accounted for as a troubled debt restructuring in accordance with ASC 470-60. The gain on troubled debt restructuring recorded during the three and nine months ended December 31, 2024 is $17,883 and $17,883 respectively.

Accounts Payable

During the nine months ended December 31, 2024, the Company carried out negotiations with its vendors and as per the revised agreements with the vendors, they have granted a short-term deferral in payments and/or reduction in outstanding liability. As a part of the agreement, they cannot initiate any new proceedings and/or are required to withdraw (if previously initiated) any legal notices or proceedings against the Company until the payments are due in accordance with the revised agreed terms.

The Company has accounted for this transaction as troubled debt restructuring under ASC 470-60. The Company has recorded a net gain on troubled debt restructuring in the Condensed Consolidated Statements of Operations during the three months and nine months ended December 31, 2024 amounting to $106,819 and $343,267 respectively.

Accounting considerations

The Company assessed the transactions under the guidance of ASC 470-60 Troubled Debt Restructuring to determine if the transactions qualified as troubled debt restructuring. For a payable restructuring to be considered troubled, the debtor must be experiencing financial difficulty, and the creditor must have granted a concession. The Company is experiencing financial difficulties such as continuous default in debt repayments, significant doubt about the ability of the Company to continue as a going concern, threat of being delisted from an exchange and vendors/lenders have granted concessions, hence the Company has accounted the concessions in accordance with ASC 470-60. The restructured payables is significantly less than the carrying value of old payables and in accordance with the guidance in ASC 470-60, gain on restructuring is recorded as the difference between future undiscounted cash flows and the carrying value.

The total gain on troubled debt restructuring recorded during the three months and nine months ended December 31, 2024 amounts to $124,299 and $476,746. Basic EPS was increased by $1.12 ($0.06 prior to Second Reverse Stock Split and $0.0006 prior to First Reverse Stock Split) and $6.78 ($0.34 prior to Second Reverse Stock Split and $0.0034 prior to First Reverse Stock Split) as a result of these gains.